Capital Reorganization	12 Months Ended
Dec. 31, 2023
Capital Reorganization [Abstract]
CAPITAL REORGANIZATION
27.	CAPITAL REORGANIZATION

As described in note 1, the Capital Reorganization has been accounted for with reference to the principles of reverse acquisitions as if CGCL is the accounting acquirer and Bridgetown is accounting acquiree. Accordingly, except for the capital structure, these financial statements have been presented as a continuation of the consolidated financial information of CGCL with:

●	the assets and liabilities of CGCL Group recognized and measured at their carrying amounts immediately prior to the Capital Reorganization;

●	the accumulated losses and other equity balances of CGCL Group recognized at their carrying amounts immediately prior to the Capital Reorganization; and the financial information for periods prior to the Capital Reorganization being that of CGCL Group.

As Bridgetown, the accounting acquiree, does not meet the definition of a business for the purposes of IFRS 3, the Capital Reorganization is determined to be an acquisition of the net assets of Bridgetown together with an equity-settled share-based payment which is regarded as an issuance of the Company’s ordinary shares in exchange for a stock exchange listing service. The stock exchange listing service has been recorded in profit or loss and measured as the excess of fair value of the Company’s ordinary shares issued to acquire Bridgetown over the fair value of Bridgetown’s identifiable net assets acquired, with the amount expensed as incurred:

The fair value of Bridgetown’s identifiable net assets acquired comprising:

US$

Cash	46,783
Cash held in Trust Account	91,466,681
Warrant liabilities (note a)	(4,993,764)
Net identifiable assets acquired	86,519,700

Less: Fair Value of consideration comprising
10,092,134 Company’s Class A ordinary shares (note b)	62,066,624
14,874,838 Company’s Class B ordinary shares	91,480,254
Total Fair value of consideration	153,546,878

Share-based payment on listing	67,027,178

Notes:

(a)	The warrant liabilities acquired include those in relation to the warrants issued by Bridgetown to Bridgetown’s public investors (Public Warrants) and Bridgetown LLC, the sponsor (Sponsor Warrants). The holders of Bridgetown’s warrants (including public investors and the sponsor) received one warrant of the Company for each Bridgetown’s warrant, resulting in the issuance of 26,282,971 warrants by the Company upon the Capital Reorganization (see note 22).

(b)	Concurrently with the execution of the Initial Merger, the Company, Bridgetown, Bridgetown’s sponsor and CGCL entered into a working capital loan capitalization agreement (the “ Working Capital Loan Capitalization Agreement”). Included in the 10,092,134 Class A Ordinary Shares of the Company issued to Bridgetown’s sponsor were 451,839 shares issued pursuant to the Working Capital Loan Capitalization Agreement to settle an aggregate of US$4,518,390 of working capital loans from Bridgetown’s sponsors to Bridgetown.

Professional services fee of US$6,643,367 were incurred to facilitate the listing on NASDAQ via the Capital Reorganization and recognized as administrative and other operating expenses in profit or loss for the year ended December 31, 2023.